Label	Element	Value
Direxion Daily MSCI Mexico Bull 3X Shares
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	300.00%
Direxion Daily MSCI Mexico Bull 3X Shares | Grupo Mexico Class B [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	11.90%
Direxion Daily MSCI Mexico Bull 3X Shares | Grupo Finance Banorte [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.60%
Direxion Daily MSCI Mexico Bull 3X Shares | America Movil S.A.B. de C.V. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.00%
Direxion Daily MSCI Mexico Bull 3X Shares | Wal-Mart de Mexico S.A.B. de C.V. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.50%
Direxion Daily MSCI Mexico Bull 3X Shares | Fomento Economico Mexicano [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.00%
Direxion Daily MSCI Mexico Bull 3X Shares | CEMEX S.A.B. de C.V. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.90%
Direxion Daily MSCI Mexico Bull 3X Shares | Industrias Penoles S.A.B. de C.V. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.20%
Direxion Daily MSCI Mexico Bull 3X Shares | Grupo Aeroportuario del Pacifico S.A.B. de C.V. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.50%
Direxion Daily MSCI Mexico Bull 3X Shares | Grupo Aeroportuario del Sureste S.A.B. de C.V. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.70%
Direxion Daily MSCI Mexico Bull 3X Shares | Arca Continental [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.50%
Direxion Daily MSCI Mexico Bull 3X Shares | Consumer Staples [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	27.00%
Direxion Daily MSCI Mexico Bull 3X Shares | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	23.20%
Direxion Daily MSCI Mexico Bull 3X Shares | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	18.10%
Direxion Daily MSCI Mexico Bull 3X Shares | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	12.10%
Direxion Daily MSCI Mexico Bull 3X Shares | Communication Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	11.30%
Direxion Daily MSCI Mexico Bull 3X Shares | Real Estate [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.00%
Direxion Daily MSCI Mexico Bull 3X Shares | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.90%
Direxion Daily MSCI Mexico Bull 3X Shares | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.40%
Direxion Daily MSCI Mexico Bull 3X Shares | Total Return Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	255.70%
Direxion Daily MSCI Mexico Bull 3X Shares | Investment Companies [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	44.30%